Employee Related Liabilities (Summary Of Change In Benefit Obligation, Plan Assets, And Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in plan assets:
Fair value of plan assets at end of year	$ 171.6	$ 187.9
Amounts recognized in statement of financial position:
Pension and post-employment liabilities, noncurrent	(69.4)	(54.1)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net amount recognized	(48.3)	(32.3)
Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	213.3	191.8
Service cost	2.9	2.9	3.0
Interest cost	9.4	9.6	10.0
Plan participants’ contributions	0	0
Plan amendments	0	0
Actuarial loss (gain)	19.0	15.5
Gross benefits paid	(14.9)	(10.0)
Settlements and curtailments	(2.1)	0
Currency exchange (gain) loss	(0.4)	3.5
Benefit obligation at end of year	227.2	213.3	191.8
Change in plan assets:
Fair value of plan assets at beginning of year	192.2	177.4
Actual (loss) gain on plan assets	(2.4)	23.7
Employer contributions	1.5	0.7
Plan participants’ contributions	0	0
Gross benefits paid	(14.9)	(10.0)
Currency exchange (loss) gain	(0.4)	0.4
Fair value of plan assets at end of year	176.0	192.2	177.4
Net amount recognized	(51.2)	(21.1)
Amounts recognized in statement of financial position:
Other assets, noncurrent	0	12.2
Accrued liabilities, current	(0.7)	(0.6)
Pension and post-employment liabilities, noncurrent	(50.5)	(32.7)
Net amount recognized	(51.2)	(21.1)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss (gain)	88.2	61.0
Prior service (credit) cost	0	0
Net amount recognized	88.2	61.0
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Actuarial loss (gain)	10.0
Prior service (credit) cost	0
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	10.0
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.65%	4.58%
Rate of compensation increase	3.62%	3.68%
Health Care and Other Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	23.0	24.8
Service cost	0	0	0
Interest cost	1.1	1.4	1.5
Plan participants’ contributions	0.8	0.9
Plan amendments	(3.9)	0
Actuarial loss (gain)	1.1	(2.0)
Gross benefits paid	(2.0)	(2.1)
Settlements and curtailments	0	0
Currency exchange (gain) loss	0	0
Benefit obligation at end of year	20.1	23.0	24.8
Change in plan assets:
Fair value of plan assets at beginning of year	0	0
Actual (loss) gain on plan assets	0	0
Employer contributions	1.2	1.2
Plan participants’ contributions	0.8	0.9
Gross benefits paid	(2.0)	(2.1)
Currency exchange (loss) gain	0	0
Fair value of plan assets at end of year	0	0	0
Net amount recognized	(20.1)	(23.0)
Amounts recognized in statement of financial position:
Other assets, noncurrent	0	0
Accrued liabilities, current	(1.2)	(1.6)
Pension and post-employment liabilities, noncurrent	(18.9)	(21.4)
Net amount recognized	(20.1)	(23.0)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net actuarial loss (gain)	(3.1)	(5.8)
Prior service (credit) cost	(12.8)	(9.4)
Net amount recognized	(15.9)	(15.2)
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Actuarial loss (gain)	(0.3)
Prior service (credit) cost	(0.7)
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	$ (1.0)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.95%	5.12%
Rate of compensation increase	3.75%	3.75%